Summary of Significant Accounting Policies - Consolidated financial statement balances and amounts of the Group's VIEs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and cash equivalents	$ 24,669,133	$ 59,905,827	$ 84,859,915
Restricted cash	3,264,145	60,204
Short-term investments	50,028	571,508
Accounts receivable, net	28,127,346	27,254,634	23,373,969
Prepaid expense and other assets	12,073,226	7,847,794
Long-term restricted cash	21,689,436
Long-term Investments	306,518
Property and equipment, net	5,393,742	5,669,849
Intangible assets, net	396,495	267,736
Other non-current assets	932,311	259,108
TOTAL ASSETS	96,902,380	101,836,660
LIABILITIES
Accounts payable	76,125,973	37,877,800
Short-term bank borrowings	10,958,022	9,012,645
Accrued salary and benefits	9,143,476	5,598,425
Accrued expenses and other current liabilities	10,686,518	5,955,956
Deferred revenue	3,331,511	3,887,908
TOTAL LIABILITIES	110,704,935	62,928,297
Net revenues	441,505,231	177,883,105	134,109,632
(Loss) income from operations	(47,846,606)	(36,765,125)	10,002,988
Net (loss) income	(47,366,729)	(36,846,061)	10,147,465
Net cash provided by (used in) operating activities	(851,758)	(15,664,279)	23,106,005
Net cash used in investing activities	(2,644,295)	(5,330,927)	(3,655,042)
Net cash (used in) provided by financing activities	(8,500,234)	(3,796,484)	40,169,171
Assets held in VIEs that can be used only to settle obligations of VIEs	0
VIEs
ASSETS
Cash and cash equivalents	7,105,349	13,714,304
Restricted cash	138,964	203
Short-term investments		21,502
Accounts receivable, net	16,115,202	21,582,641
Prepaid expense and other assets	7,912,712	3,643,649
Long-term restricted cash	21,689,436
Long-term Investments	306,518
Property and equipment, net	36,422	496
Intangible assets, net		47,122
Other non-current assets	224,235
TOTAL ASSETS	53,528,838	39,009,917
LIABILITIES
Accounts payable	43,099,067	35,002,827
Short-term bank borrowings	267,917	408,264
Accrued salary and benefits	694,225	275,091
Accrued expenses and other current liabilities	4,228,532	1,385,303
Deferred revenue	620,688	3,658,808
TOTAL LIABILITIES	48,910,429	40,730,293
Net revenues	355,516,582	91,701,068	9,542,004
(Loss) income from operations	1,310,310	(26,589,386)	(105,639)
Net (loss) income	1,805,819	(27,062,076)	(84,565)
Net cash provided by (used in) operating activities	9,873,808	(8,917,209)	672,355
Net cash used in investing activities	(344,681)	(21,502)	(59,498)
Net cash (used in) provided by financing activities	$ (163,132)	$ 405,304	$ (810,537)
Percentage of consolidated net revenues	81.00%	52.00%	7.00%
Percentage of consolidated total assets	55.00%	38.00%
Percentage of consolidated total liabilities	44.00%	65.00%